Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS	SHARE-BASED PAYMENT ARRANGEMENTS
Restricted Share Plan for Employees
Pursuant to the 2019 Equity Incentive Award Plan, the Company granted 8,901 thousand restricted shares (adjusted to 7,791 thousand restricted shares after share subdivision discussed in Note 19) to certain executives and employees in September 2021 that will be settled in shares of the Company. The fair value of employee restricted shares was $5.47 on the grant date using the income approach valuation technique. If the employees who are granted employee restricted shares achieve their performance condition and remain employed by the Company at the end of each vesting period, the restricted shares are vested at 25% upon the date of the Company’s IPO (the term “IPO” shall mean an initial public offering of the securities of Gogoro Inc. or Gogoro Taiwan Limited in conjunction with the admission to trading on an internationally recognized stock exchange designated in writing by the Company) and 25%, 25% and 25% after the first, second and the third anniversary of year from the date of IPO.
Subject to the terms of the 2019 Equity Incentive Award Plan, an award agreement may grant the Company a repurchase option exercisable upon the termination of a participant’s employment for any reason at a purchase price equal to the original purchase price per share paid by the purchaser to the Company for such shares, which repurchase option will lapse pursuant to terms set forth by the administrator. Once restricted share is purchased or received, participants will have the rights equivalent to those of a holder of shares. No adjustment will be made for a dividend or other right for which the record date is prior to the date the restricted share is purchased. Awards may not be transferred, assigned, pledged, donated or otherwise disposed of in any manner, other than with respect to options by the laws of wills and descent. The Company has not granted any additional awards under 2019 Equity Incentive Award Plan after September 2021 and such plan has been terminated in March 2022.
In March 2022, the board of director approved the 2022 Equity Incentive Award Plan to reserve 26,634 thousand of the Company’s ordinary shares under this plan for future participants.
Information on restricted share plan was as follows:

	2021
	Shares (In Thousands)	Fair Value
Balance at January 1	—	$—
Shares granted	7,791	5.47
Balance at December 31	7,791	5.47

Shares unvested, December 31	7,791
Note: Number of shares has been adjusted due to share subdivision discussed in Note 19.

As of December 31, 2021, there was $30,388 thousand of total unrecognized compensation cost related to restricted shares granted under the 2019 Equity Incentive Award Plan and compensation cost recognized amounted to $5,038 thousand for the year ended December 31, 2021.
Employee Share Option Plan of the Company
The Company has share option plans for qualified employees. Each option entitles the holder to subscribe for one ordinary share of Gogoro. The options granted are valid for 5-7 years and exercisable at certain percentages when meeting the vesting conditions.
Information on employee share options was as follows:

	2020		2019
	Number of Options (In Thousands)	Weighted-average Exercise Price	Number of Options (In Thousands)	Weighted-average Exercise Price
Balance at January 1	298	$0.7106	298	$0.7106
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited	(298)	0.7106	—	—
Balance at December 31	$—	—	$298	0.7106
Options exercisable, end of year	—	—	298	0.7106
Weighted-average fair value of options granted per unit	$—		$—

Note: Number of options has been adjusted due to share subdivision discussed in Note 19.